Leases - Schedule of Maturities of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	€ 254,708
Less: imputed interest	15,803
Total lease liabilities	238,905	€ 436,822
Current lease liabilities	195,341	187,404
Non-current lease liabilities	43,564	€ 249,418
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	158,458
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	96,250
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	0
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Thereafter	€ 0